Revenues (Detail) - Revenues - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
Zinc concentrate sales	$ 50,192	$ 59,778	$ 208,344	$ 169,860
Zinc concentrate mark-to-market adjustments	(4,799)	2,450	(19,670)	(74)
Zinc concentrate by-product sales	148	316	1,855	7,640
Zinc concentrate treatment charges	(1,291)	(2,863)	(3,686)	(10,445)
Total revenue from zinc concentrate contracts	44,250	59,681	186,843	166,981
Copper concentrate sales	26,250	9,479	63,759	29,216
Copper concentrate mark-to-market adjustments	(1,464)	(227)	(2,170)	459
Copper concentrate by-product sales	5,890	2,447	14,652	8,311
Copper concentrate treatment and refining charges	(3,318)	(1,605)	(8,320)	(4,908)
Total revenue from copper concentrate contracts	27,358	10,094	67,921	33,078
Other		1,261		8,715
Revenues	$ 71,608	$ 71,036	$ 254,764	$ 208,774